Capital and Reserves - Summary of Movements of Called Up Share Capital (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance	£ 614,000
Changes during the year - share option schemes		£ 2,000	£ 3,000
Allotted and fully paid ending balance	614,000	614,000
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance	614,140	614,120	614,090
Changes during the year - share option schemes	10	20	30
Allotted and fully paid ending balance	£ 614,150	£ 614,140	£ 614,120
Allotted and fully paid beginning balance | shares	2,456,591,597	2,456,520,738	2,456,415,884
Changes during the year share option schemes | shares	26,191	70,859	104,854
Allotted and fully paid ending balance | shares	2,456,617,788	2,456,591,597	2,456,520,738